UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kit Cole Investment Advisory Services
Address:	851 Irwin Street, Suite 301
		San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Schrock
Title:		Compliance Officer
Phone:		415-457-9000
Signature, Place and Date of Signing:

	Elizabeth Schrock	San Rafael, California 	May 3, 2001

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None.

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None.

Form 13F Information Table Entry Total:	36

Form13F Information Table Value Total:	$62,242,000



List of Other Included Managers:		None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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